Description of Organization and Business Operations - Additional Information (Detail) - USD ($)					1 Months Ended	3 Months Ended	4 Months Ended
		Mar. 07, 2021	Dec. 27, 2020	Nov. 17, 2020	Nov. 17, 2020	Mar. 31, 2021	Dec. 31, 2020
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, units				30,000,000
Initial Public Offering, price per unit				$ 10.00	$ 10.00
Initial Public Offering, gross proceeds				$ 300,000,000			$ 300,000,000
Initial Public Offering, offering costs				17,000,000
Initial Public Offering, deferred underwriting commissions				$ 10,500,000	$ 10,500,000
Initial Public Offering, private placement gross proceeds							8,000,000
Cash						$ 386,368	$ 1,569,739
Business Combination within in the Combination Period, possible per share value of residual assets remaining available for distribution						$ 10.00	$ 10.00
Business Combination required completion period after Initial Public Offering						24 months	24 months
Stock Issued During Period, Value, New Issues	[1]						$ 25,000
Liquidity and Capital Resources [Member]
Organization Business And Basis Of Presentation [Line Items]
Cash						$ 386,000	1,600,000
Net Working Capital						2,900,000	888,000
Interest income held in Trust account						$ 77,000	$ 31,000
Common Class A [Member]
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, price per unit				$ 11.50	$ 11.50
Common stock, par value						$ 0.0001	$ 0.0001
Common stock, price per public share						$ 10.00	$ 10.00
Common Class A [Member] | Ion Trap Acquisition Inc [Member]
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, units		35,000,000
Stock Issued During Period, Value, New Issues		$ 350,000,000
Maximum [Member]
Organization Business And Basis Of Presentation [Line Items]
Business Combination, maximum amount of interest to pay dissolution expenses						$ 100,000	$ 100,000
Percentage of aggregate Public Shares restricted from redeem						20.00%	20.00%
Public Shares redeemable amount limit of net tangible assets						$ 5,000,001	$ 5,000,001
Trust Account [Member]
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, price per unit				$ 10.00	$ 10.00
Initial Public Offering, gross proceeds					$ 300,000,000
Underwriters Over Allotment [Member]
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, units				2,500,000
Private Placement [Member]
Organization Business And Basis Of Presentation [Line Items]
Initial Public Offering, units				4,000,000
Initial Public Offering, price per unit				$ 2.00	$ 2.00
Initial Public Offering, private placement gross proceeds				$ 8,000,000
Sponsor [Member]
Organization Business And Basis Of Presentation [Line Items]
Contribution from the sponsor						25,000	25,000
Proceeds from notes payable to related party current						121,000	121,000
Sponsor [Member] | Maximum [Member]
Organization Business And Basis Of Presentation [Line Items]
Proceeds from notes payable to related party current						$ 200,000	$ 200,000

[1]	This number included up to 1,031,250 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On November 17, 2020, the underwriters partially exercised their over-allotment option to purchase 2,500,000 units resulting in 625,000 shares of Class B common stock no longer being subject to forfeiture. The over-allotment option expired on December 27, 2020, resulting in 406,250 shares of Class B common stock being forfeited. (see Note 4)